Offsets	May 15, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	CenterPoint Energy, Inc.
Form or Filing Type	S-3
File Number	333-272025
Initial Filing Date	Jan. 11, 2024
Fee Offset Claimed	$ 12,529.75
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.01 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 84,889,912.32
Termination / Withdrawal Statement	CenterPoint Energy, Inc. (the "Company") is registering shares of common stock having a proposed maximum aggregate offering price of up to $1,000,000,000 pursuant to the prospectus supplement to which this Exhibit 107 relates (the "Current Prospectus Supplement"). The Company has previously registered shares of common stock having an aggregate offering price of up to $500,000,000, offered by means of a prospectus supplement dated January 11, 2024 (the "Prior Prospectus Supplement") and an accompanying prospectus dated May 17, 2023 pursuant to the Company's registration statement on Form S-3ASR (File No. 333-272025) filed with the Securities and Exchange Commission on May 17, 2023 (the "Prior Registration Statement"). In connection with the filing of the Prior Prospectus Supplement, the Company made a contemporaneous fee payment in the amount of $73,800.00, reflecting the fee due with respect to shares of common stock to be offered and sold pursuant to the Prior Prospectus Supplement. The Prior Registration Statement terminated effective upon the filing of the Current Registration Statement. Shares of common stock having a proposed maximum offering price of $84,889,912.32 that are being registered pursuant to the Current Prospectus Supplement represent unsold securities previously registered pursuant to the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, $12,529.75 of the registration fee that was paid with respect to securities that were previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder is offset against the registration fee of $138,100.00 due for this offering. The remaining balance of the registration fee, $125,570.25, has been paid in connection with the filing of the Current Prospectus Supplement. The Company has terminated the offering that included the unsold securities under the Prior Prospectus Supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	CenterPoint Energy, Inc
Form or Filing Type	S-3
File Number	333-272025
Filing Date	Jan. 11, 2024
Fee Paid with Fee Offset Source	$ 73,800.00
Offset Note	CenterPoint Energy, Inc. (the "Company") is registering shares of common stock having a proposed maximum aggregate offering price of up to $1,000,000,000 pursuant to the prospectus supplement to which this Exhibit 107 relates (the "Current Prospectus Supplement"). The Company has previously registered shares of common stock having an aggregate offering price of up to $500,000,000, offered by means of a prospectus supplement dated January 11, 2024 (the "Prior Prospectus Supplement") and an accompanying prospectus dated May 17, 2023 pursuant to the Company's registration statement on Form S-3ASR (File No. 333-272025) filed with the Securities and Exchange Commission on May 17, 2023 (the "Prior Registration Statement"). In connection with the filing of the Prior Prospectus Supplement, the Company made a contemporaneous fee payment in the amount of $73,800.00, reflecting the fee due with respect to shares of common stock to be offered and sold pursuant to the Prior Prospectus Supplement. The Prior Registration Statement terminated effective upon the filing of the Current Registration Statement. Shares of common stock having a proposed maximum offering price of $84,889,912.32 that are being registered pursuant to the Current Prospectus Supplement represent unsold securities previously registered pursuant to the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, $12,529.75 of the registration fee that was paid with respect to securities that were previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder is offset against the registration fee of $138,100.00 due for this offering. The remaining balance of the registration fee, $125,570.25, has been paid in connection with the filing of the Current Prospectus Supplement. The Company has terminated the offering that included the unsold securities under the Prior Prospectus Supplement.